Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Note 12:	Related Party Transactions

At December 31, 2012 and 2011, the Company had loans outstanding to executive officers, directors, significant shareholders and their affiliates (related parties) in the amount of $3,922,338 and $2,927,377, respectively.

Annual activity consisted of the following:

	2012	2011

Balance beginning of year	$2,927,377	$2,820,414
Additions	3,188,495	1,918,418
Repayments	(2,193,534)	(1,811,455)

Balance, end of year	$3,922,338	$2,927,377

In management’s opinion, such loans and other extensions of credit and deposits were made in the ordinary course of business and were made on substantially the same terms (including interest rates and collateral) as those prevailing at the time for comparable transactions with other persons.  Further, in management’s opinion, these loans did not involve more than normal risk of collectibility or present other unfavorable features.

Deposits from related parties held by the Company at December 31, 2012 and 2011 totaled approximately $2,788,000 and $2,614,000, respectively.